Financial Risk Management - Summary of Aging Analysis of Accounts Receivable (Parenthetical) (Detail) - TWD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [abstract]
Impairment loss on accounts receivable	$ 0	$ 0